Related Party (Details) - Schedule of Director's Renumeration - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Related Party (Details) - Schedule of Director's Renumeration [Line Items]
Total Director's remuneration	$ 489	$ 486	$ 910	$ 648
Remuneration in respect of services as directors [Member]
Related Party (Details) - Schedule of Director's Renumeration [Line Items]
Total Director's remuneration	489	486	910	648
Remuneration in respect to long term incentive schemes [Member]
Related Party (Details) - Schedule of Director's Renumeration [Line Items]
Total Director's remuneration